Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Total	Capital Stock	Additional Paid in Capital	Retained Earnings	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Valuation of Derivative financial instruments
Equity at beginning of period at Dec. 31, 2021	$ 1,453,625,407	$ 482,858,389	$ 466,230,183	$ 547,213,771	$ 7,149,453	$ (49,826,389)	$ 0
Equity issuance	0
Share-based payments	6,650,487				6,650,487
Vested shares	0	2,014,895	5,800,994		(7,815,889)
Dividends declared	(57,432,776)			(57,432,776)
Repurchase of shares		(4,249,365)	(11,353,943)
Comprehensive income (loss)	252,548,018			243,624,754		8,923,264
Equity at end of period at Dec. 31, 2022	1,639,787,828	480,623,919	460,677,234	733,405,749	5,984,051	(40,903,125)	0
Equity issuance		108,771,608	466,218,277
Share-based payments	8,001,830				8,001,830
Vested shares	0	2,204,586	8,048,945		(10,253,531)
Dividends declared	(60,307,043)			(60,307,043)
Repurchase of shares	0
Comprehensive income (loss)	324,495,925			316,637,512		7,858,413
Equity at end of period at Dec. 31, 2023	2,486,968,425	591,600,113	934,944,456	989,736,218	3,732,350	(33,044,712)	0
Equity issuance	0
Share-based payments	8,982,488				8,982,488
Vested shares	0	2,475,270	6,355,460		(8,830,730)
Dividends declared	(64,686,487)			(64,686,487)
Repurchase of shares	(44,165,790)	(8,588,126)	(35,577,664)
Comprehensive income (loss)	210,185,547			223,346,346		(13,160,799)
Equity at end of period at Dec. 31, 2024	$ 2,597,284,183	$ 585,487,257	$ 905,722,252	$ 1,148,396,077	$ 3,884,108	$ (46,205,511)	$ 0